Cover	Sep. 10, 2021
Cover [Abstract]
Entity Registrant Name	AzurRx BioPharma, Inc.
Entity Central Index Key	0001604191
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Sep. 10, 2021
Entity Ex Transition Period	false
Entity File Number	001-37853
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-4993860
Entity Address Address Line 1	777 Yamato Road
Entity Address Address Line 2	Suite 502
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	589-7020
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AZRX
Security Exchange Name	NASDAQ